Stock-Based Compensation (Performance Stock Unit Activity) (Narrative) (Details) (USD $)	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Maximum [Member] | Performance Stock Units [Member]
Vesting percentage	150.00%
Maximum [Member] | Performance Stock Units [Member] | Before Fiscal Two Thousand Ten [Member]
Vesting percentage	150.00%
Maximum [Member] | Performance Stock Units [Member] | During And Subsequent To Fiscal Two Thousand Ten [Member]
Vesting percentage	150.00%
Minimum [Member] | Performance Stock Units [Member]
Vesting percentage	0.00%
Minimum [Member] | Performance Stock Units [Member] | Before Fiscal Two Thousand Ten [Member]
Vesting percentage	0.00%
Minimum [Member] | Performance Stock Units [Member] | During And Subsequent To Fiscal Two Thousand Ten [Member]
Vesting percentage	0.00%
Performance Stock Units [Member] | Before Fiscal Two Thousand Ten [Member]
Vesting period	five
Performance Stock Units [Member] | During And Subsequent To Fiscal Two Thousand Ten [Member]
Vesting period	3
Performance Stock Units [Member]
Unrecognized compensation cost related to unvested stock options granted	$ 21,500,000
Unrecognized compensation cost, period of recognition, in years	1.6
Fair market value on grant date	6,100,000
Share based compensation arrangement by share based payment award number of stock units that would be issued on vesting of shares	1
Employee Stock Purchase Plan [Member]
Investment authorized	5,000
Shares available for purchase by employees	3,600,000
Percent of fair market value, common stock purchased by employees	85.00%
Cash received from employees who acquired shares under ESPP	$ 7,400,000	$ 7,100,000	$ 6,600,000
Percentage of capital stock	5.00%